Commitments	6 Months Ended
Jun. 30, 2021
Text block1 [abstract]
Commitments
Note 17. Commitments

As of June 30, 2021	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License agreements	18,345	1,530	3,060	3,060	10,695
Manufacturing agreements	947	930	18	—	—
Clinical & R&D agreements	288	234	54	—	—
Construction agreements	1,687	1,687	—	—	—
IT licensing agreements	1,335	445	890	—	—
Other agreements	6,839	6,839	—	—	—

Total commitments	29,442	11,665	4,022	3,060	10,695

Obligations under the terms of lease agreements
Almost all of our lease agreement are accounted for under IFRS 16 and thereby are presented in the statement of consolidated financial position. The commitments related to operating leases exempted from IFRS 16 application are immaterial.
Obligations under the terms of license agreements
We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones.
We also have collaboration agreements whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they are not included in the table above.

Obligations under the terms of manufacturing agreements
We have manufacturing agreements whereby we are obligated to pay for services rendered in the next 12 months regarding our products UCART123, UCARTCS1 and UCART22.
Obligations under the terms of Clinical & Research agreements
We have entered into clinical and research agreements where we are obligated to pay for services to be provided regarding our research collaboration agreements, clinical trials and translational research projects.
Obligations under the terms of Construction agreements
We have entered into a construction agreement regarding our manufacturing facility based in Raleigh, North Carolina, where we committed to pay for construction work.
Obligations under the terms of other agreements
Calyxt has entered into seed and grain production agreements (Forward Purchase Contracts) with seed producers and growers. Calyxt announced in December 2020 that Archer Daniels Midland has committed to purchase over four million bushels of Calyxt’s grain, which includes all the 2020 soybean crop, which Calyxt will purchase from growers between January 1, 2021 and August 31, 2021. Calyxt expects to sell that grain throughout 2021 and no later than December 31, 2021. Calyxt expects to sell the remaining grain to Archer Daniels Midland at market prices, and as a result, Calyxt will continue to hedge fixed price grain inventories and fixed price Forward Purchase Contracts to mitigate the risk changing market prices may have on Calyxt’s margins.
As of June 30, 2021, Calyxt has
non-cancelable
commitments to purchase grain and seed from growers at dates throughout 2021 aggregating $6.8 million based on current commodity futures market prices, other payments to growers, and estimated yields per acre. This commitment is not recorded in the consolidated financial statements because Calyxt has not taken delivery of the seed or grain as of June 30, 2021.
The seed contracts often require Calyxt to pay prices for the seed produced at an exchange-traded price of grain plus a premium with the seed grower having the option to fix their price with Calyxt throughout the term of the agreement.
The grower contracts are linked to a commodity futures market prices with the grain grower having the option to fix their price with Calyxt throughout the term of the agreement. The grain grower contracts allow for delivery of grain to Calyxt at harvest if so specified when the agreement is executed, otherwise delivery occurs on a date that Calyxt elects through August 31 of the following year.
In all periods presented, we considered Forward Purchase Contracts as normal purchases and not derivatives. Any mark-to-market
gains or losses associated with those contracts were reflected in inventory upon our purchase of the underlying grain
As of June 30, 2021, Calyxt has $1.0 million of unrealized commodity derivative losses from hedging contracts sold to convert their fixed price grain inventories and fixed price Forward Purchase Contracts to floating prices. As of June 30, 2021, Calyxt held commodity contracts with a notional amount of $8.0 million.